INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Taxes
INCOME TAXES

22. INCOME TAXES

The following table reconciles the expected income tax expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
	$	$	$
Loss for the year	$(1,708,132)	$(1,173,966)	$(2,105,608)

Expected income tax recovery (27%)	(461,000)	(317,000)	(569,000)
Change in statutory, foreign tax, foreign exchange rates and other	(24,000)	(3,000)	25,000
Permanent differences and other	134,000	35,000	24,000
Share issue cost	(5,000)	(5,000)	(5,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	-	1,000	572,000
Change in unrecognized deductible temporary differences	356,000	289,000	(47,000)
Total income tax expense (recovery)	-	-	$-

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)

22. INCOME TAXES

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2021	2020
	$	$
Share issue costs	29,000	8,000
Property and equipment	164,000	164,000
Intangible asset	157,000	157,000
Non-capital losses	5,636,000	5,301,000
Total	5,986,000	5,630,000
Unrecognized deferred tax assets	(5,986,000)	(5,630,000)
Deferred income tax asset (liability)	-	-

The Company has approximately $20,876,000 in non-capital losses for Canadian tax purposes which begin expiring in 2026.